Concentrations, Risks and Uncertainties (Details Narrative) - Customer Concentration Risk [Member]			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Accounts Receivable [Member] | Three Customers [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage								68.00%
Accounts Receivable [Member] | Three Customers [Member] | North America [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage					17.00%
Accounts Receivable [Member] | Three Customers [Member] | INDIA
Concentration Risk [Line Items]
Concentration of risk, percentage					16.00%
Accounts Receivable [Member] | Four Customers [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage		82.00%
Accounts Receivable [Member] | Four Customers [Member] | North America [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage	68.00%
Sales Revenue [Member] | Top Three Customers [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage			11.00%	66.00%	37.00%	71.00%
Sales Revenue [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage				39.00%	10.00%	50.00%
Sales Revenue [Member] | Customer One [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage							48.00%	26.00%
Sales Revenue [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage				14.00%	11.00%	11.00%
Sales Revenue [Member] | Customer Two [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage							21.00%	22.00%
Sales Revenue [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage				13.00%	16.00%	10.00%
Sales Revenue [Member] | Customer Three [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage							12.00%	16.00%
Sales Revenue [Member] | Five Customers [Member] | Previously Reported [Member]
Concentration Risk [Line Items]
Concentration of risk, percentage							81.00%	79.00%